Lease - Schedule of Non-Cancellable Lease Arrangements (Details)	6 Months Ended
Jun. 30, 2026
Office premise at 33/F of Sunshine Plaza, Hong Kong [Member]
Schedule of Non-Cancellable Lease Arrangements [Line Items]
Description of lease	1-year fixed term lease from January 1, 2024 to December 31, 2024(1) 1-year fixed term lease from January 1, 2025 to December 31, 2025, and further replaced by a 4-year fixed term leases from August 1, 2025 to July 31, 2029 since August 1, 2025(2)